UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-08966

Name of Fund:	Legg Mason Growth Trust, Inc.
Fund Address:	100 Light Street
Baltimore, MD 21202

Name and address of agent for service:	Richard M. Wachterman, Esq.
Legg Mason Wood Walker, Incorporated
100 Light Street
Baltimore, MD 21202

Registrant’s telephone number, including area code:  (410) 539-0000

Date of fiscal year end:  12/31/2005

Date of reporting period:  3/31/2005

Item 1 – Schedule of Investments

Portfolio of Investments

Legg Mason Growth Trust, Inc.

March 31, 2005 (Unaudited)
(Amounts in Thousands)

	Shares/Par	Value

Common Stock and Equity Interests — 95.9%
Consumer Discretionary — 28.5%
Hotels, Restaurants and Leisure — 3.5%
International Game Technology	530	$14,130

Internet and Catalog Retail — 19.2%
Amazon.com, Inc.	900	30,843	A
eBay Inc.	500	18,630	A
InterActiveCorp	1,250	27,837	A

		77,310

Media — 5.8%
The DIRECTV Group, Inc.	1,125	16,223	A
XM Satellite Radio Holdings Inc.	230	7,245	A

		23,468

Financials — 16.7%
Capital Markets — 4.8%
The Goldman Sachs Group, Inc.	61	6,709
Merrill Lynch & Co., Inc.	112	6,339
Morgan Stanley	112	6,412

		19,460

Diversified Financial Services —4.7%
Citigroup Inc.	420	18,875

Insurance — 4.1%
American International Group, Inc.	300	16,623

Thrifts and Mortgage Finance —3.1%
Countrywide Financial Corporation	385	12,497

	Shares/Par	Value

Health Care — 12.6%
Health Care Providers and Services — 10.0%
McKesson Corporation	250	$9,438
UnitedHealth Group Incorporated	200	19,076
WellPoint Inc.	95	11,908	A

		40,422

Pharmaceuticals — 2.6%
Pfizer Inc.	400	10,508

Information Technology — 27.8%
Communications Equipment — 9.7%
Cisco Systems, Inc.	300	5,367	A
Nokia Oyj – ADR	1,250	19,288
QUALCOMM Inc.	400	14,660

		39,315

Internet Software and Services — 8.9%
Google Inc.	90	16,246	A
Yahoo! Inc.	575	19,492	A

		35,738

IT Consulting and Services — 1.9%
Accenture Ltd.	325	7,849	A

Software — 7.3%
Computer Associates International, Inc.	350	9,485
Electronic Arts Inc. (EA)	385	19,935	A

		29,420

Portfolio of Investments — Continued

Legg Mason Growth Trust, Inc. — Continued

	Shares/Par	Value

Telecommunication Services — 10.3%
Wireless Telecommunication Services — 10.3%
Nextel Communications, Inc.	900	$25,578	A
Vodafone Group plc – ADR	600	15,936

		41,514

Total Common Stock and Equity Interests (Identified Cost — $314,331)		387,129

Repurchase Agreements — 3.9%

Bank of America 2.78%, dated 3/31/05, to be repurchased at $7,835 on 4/1/05 (Collateral: $8,010 Freddie Mac discount notes, due 4/26/05, value $7,994)	$7,834	7,834

Goldman, Sachs & Company 2.83%, dated 3/31/05, to be repurchased at $7,835 on 4/1/05 (Collateral: 7,799 Fannie Mae mortgage-backed securities, 6%, due 10/1/34, value $8,004)	7,835	7,835

Total Repurchase Agreements (Identified Cost — $15,669)		15,669

Total Investments — 99.8% (Identified Cost — $330,000)		402,798
Other Assets Less Liabilities — 0.2%		791

Net Assets — 100.0%		$403,589

Net Asset Value Per Share:
Primary Class		$26.56

Financial Intermediary Class		$26.82

Institutional Class		$26.88

A	Non-income producing.

Security Valuation

Equity securities traded on national securities exchanges are valued at the last quoted sales price, except securities traded on the Nasdaq Stock Market (“NASDAQ”), which are valued in accordance with the NASDAQ Official Closing Price. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by an independent pricing service. Fixed income securities for which market quotations are readily available are valued at current market value. The Fund’s securities are valued on the basis of available market quotations or, lacking such quotations, at fair value as determined under policies approved by the Board of Directors. The Fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund expects to realize on the current sale of those securities. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

Other information regarding the Fund is available in the Fund's most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 – Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits

     Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Growth Trust, Inc.

By: /s/ Mark R. Fetting

Mark R. Fetting
President, Legg Mason Growth Trust, Inc.
Date: May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Mark R. Fetting

Mark R. Fetting
President, Legg Mason Growth Trust, Inc.
Date: May 27, 2005

By: /s/ Marie K. Karpinski

Marie K. Karpinski
Vice President and Treasurer, Legg Mason Growth Trust, Inc.
Date: May 27, 2005